TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 26 - TRANSACTIONS AND BALANCES WITH RELATED PARTIES

a.	Key management compensation

Key management personnel are the senior management of the Company and the members of the Company's Board of Directors.

	New Israeli Shekels
	Year ended December 31
	2015	2016	2017
Key management compensation expenses comprised	In millions

Salaries and short-term employee benefits	23	22	21
Long term employment benefits	4	3	3
Employee share-based compensation expenses	4	17	11
	31	42	35

	New Israeli Shekels
	December 31,
	2016	2017
Statement of financial position items - key management	In millions

Current liabilities:	10	11
Non-current liabilities:	12	11

b.	In the ordinary course of business, key management or their relatives may have engaged with the Company with immaterial transactions that are under normal market conditions.

c.
Principal shareholder: On January 29, 2013, S.B. Israel Telecom Ltd. completed the acquisition of 48,050,000 ordinary shares of the Company and became the Company's principal shareholder. See also note 1(a). As of December 31, 2017 the principal shareholder held 49,862,800 ordinary shares including the shares issued in June 2017. See also note 21(a).

d.	Associates – investment in PHI

Balances and transactions with PHI (see also note 9):

	New Israeli Shekels
	Year ended December 31
	2016	2017
	In millions
Cost of revenues	(2)	45

	New Israeli Shekels
	December 31,
	2016	2017
	In millions
Deferred expenses - Right of use	41	95
Current assets (liabilities)	(5)	(43)
Non-current assets (liabilities)		(7)

The Company provided a guarantee to PHI's debt in an amount of NIS 50 million.